Other Gains (Losses)	12 Months Ended
Dec. 31, 2024
OTHER GAINS (LOSSES)
Other Gains (Losses)

33.  OTHER GAINS (LOSSES)

The details of other gains (losses) for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of Enel Transmisión Chile S.A. (1)	—	—	981,856,639
Gain on sale of investment in Arcadia Generación Solar S.A. (2)	(525,517)	215,618,389	—
Profit on sale of corporate building (3)	—	959,228	—
Sale of Huasco Power Station (4)	—	3,808,947	—
Proceeds (losses) from sales of other property, plant and equipment	—	(372,916)	810,776
Gain on sale of Transmisora Eléctrica de Quillota Ltda. (5)	—	1,833,289	—
Loss on sale of Enel X AMPCI Ebus Chile SpA	—	—	(788,848)
Loss on sale of Sociedad de Inversiones K Cuatro SpA (6)	—	—	(20,938)
Gain (loss) on sale of other investments	233,793	—	123,667
Total	(291,724)	221,846,937	981,981,296

(1)See Note 5.3.

(2)See Note 5.1.

(3)See Note 5.2.

(4)See Note 16.

(5)

Additional gain related to the sale of Transmisora Eléctrica de Quillota Ltda, carried out in December 2021, as a result of the closing of the price adjustment process established in the purchase-sale contract.

(6)See Note 13.3.b).